CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING REVENUES
Revenue from Contract with Customer, Excluding Assessed Tax	$ 5,585	$ 5,492	$ 6,875
Type of Revenue [Extensible List]	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember
COSTS OF REVENUES
Cost of goods and services sold	$ (2,335)	$ (2,584)	$ (2,956)
Type of Cost, Good or Service [Extensible List]	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember
GROSS PROFIT	$ 3,250	$ 2,908	$ 3,919
OPERATING EXPENSES
Product development and engineering expenses	(1,110)	(1,449)	(1,327)
Selling and marketing expenses	(1,644)	(1,729)	(1,618)
General and administrative expenses	(3,515)	(3,697)	(3,121)
Bad debt expense (Note 6)	(2)	(7)	(5)
Operating Expenses	(6,271)	(6,882)	(6,071)
LOSS FROM OPERATIONS	(3,021)	(3,974)	(2,152)
NON-OPERATING INCOME (EXPENSES)
Interest income	718	252	613
Gain on disposal of investment in securities (Note 8)		125
Foreign exchange gain (loss), net	(941)	122	199
Changes in the fair value of investment in equity securities recognized at fair value (Note 4)	409
Other	83	50	47
Nonoperating Income (Expense), Total	269	549	859
LOSS BEFORE INCOME TAXES	(2,752)	(3,425)	(1,293)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	$ (2,752)	$ (3,425)	$ (1,293)
LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA
Basic	$ (0.25)	$ (0.31)	$ (0.12)
Diluted	$ (0.25)	$ (0.31)	$ (0.12)
WEIGHTED AVERAGE SHARES USED TO COMPUTE LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	11,052	11,052	11,052
Diluted	11,052	11,052	11,052